Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies1 [Abstract]
Standards, interpretations and amendments to published standards	During the financial year, the following new and revised accounting standards, amendments to standards and new interpretations were adopted by the Group:

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Impact on financial position or performance
IAS 21 The Effect of Changes in Foreign Exchange Rates	Amendment
•The amendment to IAS 21 provides guidance on when a
currency is exchangeable and how to determine the
exchange rate when it is not; and
•The amendment did not have an impact on the Group, due to
the fact that the Group does not have currencies that are not exchangeable.
No impact
Standards, interpretations and amendments to published standards that are not yet effective
Certain new standards, amendments and interpretations to existing standards have been published that apply to the Group’s accounting periods beginning on 1 January 2026 or later periods but have not been early adopted by the Group.
These standards, amendments and interpretations that are relevant to the Group are:

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Effective date*
IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures	Amendments
•The amendments provide the following guidance:
–Clarify the requirements for the timing of recognition and
derecognition of financial assets and liabilities, with an
exception for financial liabilities settled through an
electronic cash transfer system;
–Clarify and add guidance for assessing whether a financial
asset meets the solely payments of principal and interest
criterion;
–Additional disclosures for instruments with contractual
terms that can change cash flows (instruments linked to the
achievement of environmental, social and governance
("ESG") targets); and
–Additional disclosures for equity instruments designated at fair value through other comprehensive income.
•The Group is currently in the process of assessing the impact of these amendments.
1 January 2026

Standards, interpretations and amendments to published standards that are not yet effective

Standard(s) Amendment(s) Interpretation(s)	Nature of the change	Salient features of the changes	Effective date*
Annual Improvements	Amendments
•The following improvements were finalised and are limited to changes that either clarify the wording in an Accounting
Standard or correct relatively minor unintended
consequences, oversights or conflicts between the
requirements in the Accounting Standards:
–IFRS 1 First-time Adoption of International Financial
Reporting Standards;
–IFRS 7 Financial Instruments: Disclosures;
–IFRS 9 Financial Instruments;
–IFRS 10 Consolidated Financial Statements; and
–IAS 7 Statement of Cash Flows.
•The amendments will not have an impact on the Group.
1 January 2026
IFRS 18 Presentation and Disclosure in Financial Statements	New Standard
•IFRS 18 replaces IAS1 Presentation of Financial Statements;
•The following major updates are introduced by the new
standard:
–Classification of all income and expenses in the Income
Statement into three defined categories: operating,
investing and financing;
–Requires companies to present specific subtotals in the
Income Statement;
–Introduces new requirements for disclosure of
management-defined performance measures in the
financial statements; and
–Enhanced principles on the aggregation and
disaggregation of financial statement items.
•The Group is currently in the process of assessing the impact of this new accounting standard.
1 January 2027
IFRS 19 Subsidiaries without Public Accountability	New Standard
•IFRS 19 is a voluntary accounting standard with the objective to provide reduced disclosure requirements for eligible
subsidiaries.
•The new standard will not have an impact on the Group's
consolidated financial statements.
1 January 2027
IAS 21 Effects of Changes in Foreign Exchange Rates	Amendments	•The amendments specify the translation procedures for an entity whose presentation currency is that of a hyperinflationary economy. •The amendments will not have an impact on the Group.	1 January 2027
*Effective date refers to annual period beginning on or after said date.
Significant accounting judgements and estimates
Use of estimates: The preparation of the financial statements in accordance with IFRS Accounting Standards requires the
Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results could differ from those estimates.
The more significant areas requiring the use of management estimates and assumptions relate to the following:
•Mineral reserves and resources estimates (this forms the basis of future cash flow estimates used for impairment assessments and units-of-production depreciation and amortisation calculations);
•Carrying value of property, plant and equipment;
•Business combinations and asset acquisitions;
•Commencement of commercial levels of production;
•Estimates of recoverable gold and other materials in heap leach and stockpiles, gold in process and product inventories including write-downs of inventory to net realisable value;
•Provision for environmental rehabilitation costs;
•Income taxes;
•Share-based payments; and
•Contingencies.

Summary of significant assumptions used in group's impairment assessments (FVLCOD calculations)	Significant assumptions used in the Group’s impairment assessments (FVLCOD calculations) include:

	2025	2024	2023

US$ Gold price per ounce – year 1	US$4,060	US$2,590	US$1,910
US$ Gold price per ounce – year 2	US$3,960	US$2,550	US$1,875
US$ Gold price per ounce – year 3	US$3,810	US$2,470	US$1,800
US$ Gold price per ounce – year 4	US$3,580	US$2,400	US$1,760
US$ Gold price per ounce – year 5 onwards	US$3,130	US$2,160	US$1,720
Rand Gold price per kilogram – year 1	R2,190,530	R1,465,000	R1,110,000
Rand Gold price per kilogram – year 2	R2,189,480	R1,420,000	R1,060,000
Rand Gold price per kilogram – year 3	R2,177,520	R1,410,000	R1,030,000
Rand Gold price per kilogram – year 4	R2,070,810	R1,370,000	R1,020,000
Rand Gold price per kilogram – year 5 onwards	R1,826,740	R1,233,000	R990,000
A$ Gold price per ounce – year 1	A$6,050	A$4,020	A$2,830
A$ Gold price per ounce – year 2	A$5,790	A$3,810	A$2,690
A$ Gold price per ounce – year 3	A$5,455	A$3,670	A$2,570
A$ Gold price per ounce – year 4	A$5,095	A$3,510	A$2,500
A$ Gold price per ounce – year 5 onwards	A$4,435	A$3,120	A$2,430
US$ Copper price per tonne – year 1	US$11,100	US$9,600	US$8,500
US$ Copper price per tonne – year 2	US$11,070	US$10,050	US$8,700
US$ Copper price per tonne – year 3	US$10,800	US$10,260	US$8,900
US$ Copper price per tonne – year 4	US$11,320	US$10,600	US$8,600
US$ Copper price per tonne – year 5 onwards	US$9,930	US$9,260	US$8,400
US$ Silver price per tonne – year 1	US$49	US$32	US$23
US$ Silver price per tonne – year 2	US$48	US$32	US$23
US$ Silver price per tonne – year 3	US$44	US$30	US$23
US$ Silver price per tonne – year 4	US$42	US$30	US$22
US$ Silver price per tonne – year 5 onwards	US$38	US$28	US$22
Resource value per ounce (used to calculate the value beyond proved and probable reserves)
•Ghana (with infrastructure)	—	US$70	US$79
•Chile (without infrastructure)	—	US$36	US$40
Discount rates
•South Africa – nominal	14.3%	15.9%	16.8%
•Ghana – real	16.4%	12.9%	13.5%
•Peru – real	7.8%	8.3%	7.7%
•Australia – real	7.1%	6.7%	6.2%
•Chile – real	7.4%	8.7%	8.9%
Inflation rate – South Africa[1]	3.1%	4.6%	4.5%
[1]Due to the availability of unredeemed capital for tax purposes over several years into the life of the South Deep mine, nominal cash flows are used for South Africa.
In order to determine nominal cash flows in South Africa, costs are inflated by the current South African inflation rate. Cash flows for all other operations are in real terms and as a result are not inflated.
Accounting policies continued

	2025	2024	2023

Life-of-mine
•South Deep[1]	83 years	85 years	73 years
•Tarkwa[2]	17 years	11 years	12 years
•Damang[3]	0 years	1 year	2 years
•Cerro Corona	5 years	6 years	7 years
•St Ives	10 years	9 years	8 years
•Agnew	5 years	5 years	5 years
•Granny Smith	10 years	10 years	11 years
•Gruyere	9 years	8 years	9 years
•Salares Norte	11 years	11 years	10 years
Long-term exchange rates
US$/ZAR – year 1	16.78	17.59	18.08
US$/ZAR – year 2	17.20	17.32	17.58
US$/ZAR – year 3	17.78	17.76	17.80
US$/ZAR – year 4	17.99	17.76	18.03
US$/ZAR – year 5 onwards	18.15	17.76	17.90
A$/US$ – year 1	0.67	0.64	0.67
A$/US$ – year 2	0.68	0.67	0.70
A$/US$ – year 3	0.70	0.67	0.70
A$/US$ – year 4	0.70	0.68	0.70
A$/US$ – year 5 onwards	0.71	0.69	0.71
1In line with the 2024 ramp-up plan limiting production to 11tpa of gold, resulting in an increase of the life-of mine.
2In November 2025, Gold Fields published an out-of-cycle Mineral Resources and Mineral Reserves declaration for Tarkwa. In this declaration, managed Mineral Reserves increased to 7.4 million ounces from 4.3 million ounces in the 2024 declaration and managed Mineral Resources (inclusive of Reserves) increased to 11.2 million ounces, from 8.9 million ounces. The approximately 70% increase in attributable Reserves was driven by a higher Reserve gold price of known Mineral Resources, together with the removal of key operational constraints. The updated declaration is based on the assumption that the mining lease will be renewed. Refer note 8 for further details.
[3]During 2025, Gold Fields worked closely with the Government of Ghana to develop a transition plan for the Damang mine. Damang will qualify as an abandoned asset and will be classified as a discontinued operation from mid-April 2026, when the 12-month lease extension comes to an end, at which point Gold Fields will transfer ownership of the mine to the Government of Ghana.

Key assumptions used for measurement of the fair values of Osisko's assets acquired	The key assumptions used for measurement of the fair values of Osisko's assets acquired and liabilities assumed were as follows:

25 October 2024

C$ Gold price per ounce – year 1	C$3,067
C$ Gold price per ounce – year 2	C$3,004
C$ Gold price per ounce – year 3 onwards	C$2,760
Discount rates – real	7.9%
Life-of-mine	15 years
Resource value per ounce (used to calculate the value beyond proved and probable reserves)	US$37
Long-term exchange rates
C$/US$ – years 1 and 2	0.75
C$/US$ – year 3 onwards	0.76
The key assumptions used for measurement of the fair values of assets acquired and liabilities assumed and the previously held
50% interest were as follows:

26 September 2025

A$ Gold price per ounce – year 1	A$4,619
A$ Gold price per ounce – year 2	A$4,960
A$ Gold price per ounce – year 3	A$4,494
A$ Gold price per ounce – year 4	A$4,117
A$ Gold price per ounce – year 5 onwards	A$3,675
Discount rates – real	6.8%
Life-of-mine	9 years
Resource value per ounce (used to calculate the value beyond proved and probable reserves)	US$106.7
Long-term exchange rates
A$/US$ – years 1	0.70
A$/US$ – years 2	0.67
A$/US$ – years 3	0.70
A$/US$ – year 4 onwards	0.72

Key assumptions used for measurement of the fair values of Osisko's liabilities assumed	The key assumptions used for measurement of the fair values of Osisko's assets acquired and liabilities assumed were as follows:

25 October 2024

C$ Gold price per ounce – year 1	C$3,067
C$ Gold price per ounce – year 2	C$3,004
C$ Gold price per ounce – year 3 onwards	C$2,760
Discount rates – real	7.9%
Life-of-mine	15 years
Resource value per ounce (used to calculate the value beyond proved and probable reserves)	US$37
Long-term exchange rates
C$/US$ – years 1 and 2	0.75
C$/US$ – year 3 onwards	0.76

Summary of dey assumptions used in the income and market approach	Net realisable value tests are performed annually for long-term stockpiles and represent the estimated future sales price of the product based on long-term metal prices at the reporting date, less estimated costs to complete production and bring the product to sale on a discounted basis. Refer pages 53 to 54 for long-term gold prices and below for the discount rates:

Discount rates	2025	2024

Ghana	6.6%	7.1%
Peru	5.8%	6.5%
Chile	5.9%	7.2%